Retirement benefits - Disclosure of actuarial valuation of schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Barclays Bank Section | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Proportion of financial and demographic assumption (%)	91.50%
Barclays UK Section | UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Proportion of financial and demographic assumption (%)	3.80%
Key UKRF financial assumptions | Barclays Bank Section | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Inflation rate (RPI)	2.92%
Key UKRF financial assumptions | Barclays Bank Section | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.46%
Key UKRF financial assumptions | Barclays UK Section | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	5.42%
Inflation rate (RPI)	2.89%
Key UKRF financial assumptions | UKRF | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate		5.44%
Inflation rate (RPI)		3.32%
Life expectancy at 60 for current pensioners, males | UKRF | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	26 years 7 months 6 days	26 years 6 months
Life expectancy at 60 for current pensioners, females | UKRF | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	29 years 3 months 18 days	29 years 4 months 24 days
Life expectancy at 60 for future pensioners at 40 years, males | UKRF | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	28 years	28 years
Life expectancy at 60 for future pensioners at 40 years, females | UKRF | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	30 years 7 months 6 days	30 years 9 months 18 days
Life expectancy at 60 for remaining population of the membership | UKRF | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Mortality assumption, percentage	60.00%
Actuarial assumption of life expectancy after retirement	60 years
Life expectancy at 60 for remaining population of the membership | UKRF | UK | Pension defined benefit plans | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of life expectancy after retirement	26 years 4 months 24 days
Life expectancy at 60 for remaining population of the membership | UKRF | UK | Pension defined benefit plans | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Actuarial assumption of life expectancy after retirement	29 years 3 months 18 days
0.5% change in discount rate per annum | Barclays Bank Section | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	£ (900)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	1,000
0.5% change in discount rate per annum | Barclays UK Section | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	(30)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	£ 40
0.5% change in discount rate per annum | UKRF | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption		£ (1,000)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption		1,100
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
0.25% change in discount rate per annum | Barclays Bank Section | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	£ (400)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	500
0.25% change in discount rate per annum | Barclays UK Section | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	(20)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	£ 20
0.25% change in discount rate per annum | UKRF | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption		(500)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption		500
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%
0.5% change in RPI per annum | Barclays Bank Section | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	£ 700
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	(600)
0.5% change in RPI per annum | Barclays UK Section | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	30
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	£ (30)
0.5% change in RPI per annum | UKRF | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption		700
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption		(700)
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
0.25% change in RPI per annum | Barclays Bank Section | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	£ 300
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	(300)
0.25% change in RPI per annum | Barclays UK Section | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	10
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	£ (10)
0.25% change in RPI per annum | UKRF | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption		300
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption		(400)
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	0.25%
Change in life expectancy by 1 year | Barclays Bank Section | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	£ 500
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	(500)
Change in life expectancy by 1 year | Barclays UK Section | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	0
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	£ 0
Change in life expectancy by 1 year | UKRF | UK | Pension defined benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption		500
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption		£ (500)
Increase in actuarial assumption, duration	1 year
Decrease in actuarial assumption, duration	1 year